NOTES PAYABLE (Details Narrative) - USD ($)								1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 09, 2021	Apr. 09, 2021	Apr. 02, 2021	Jan. 11, 2021	Jan. 04, 2021	Jul. 08, 2020	May 03, 2020	Apr. 16, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 30, 2021	Feb. 25, 2021	Sep. 03, 2019
Short-term Debt [Line Items]
Notes payable									$ 478,704		$ 478,704		$ 128,021	$ 219,617
Proceeds from Convertible Debt											579,741	$ 1,720,000	1,620,000	408,000
Accrued interest													$ 0	11,244
Shares issued													7,110,340
Exercise price of warrants													$ 0.30
Interest expense													$ 5,041	$ 7,675
Notes Payable									478,704		478,704		$ 128,021
Financing Arrangements [Member]
Short-term Debt [Line Items]
Interest rate																9.67%
Notes Payable									17,957		17,957
Promissory Note Agreement 1 [Member]
Short-term Debt [Line Items]
Interest rate																	1.00%
Debt principal amount																	$ 165,747
Promissory Note [Member]
Short-term Debt [Line Items]
Interest rate		18.00%	18.00%					18.00%
Debt principal amount		$ 50,000	$ 200,000					$ 25,000
Debt Instrument, Term		1 year	1 year					1 year
Common stock warrants issued	600,000	500,000	2,000,000					250,000
Warrants exercise price			$ 0.20					$ 0.25
Warrant expire term			5 years					5 years
Promissory Note 0 [Member]
Short-term Debt [Line Items]
Warrants exercise price								$ 0.20
Warrant expire term		5 years
Promissory Note 1 [Member]
Short-term Debt [Line Items]
Interest rate								18.00%
Debt principal amount								$ 20,000
Debt Instrument, Term								1 year
Common stock warrants issued								200,000
Subsequent Event [Member]
Short-term Debt [Line Items]
Shares issued				600,000
Unsecured Debt [Member]
Short-term Debt [Line Items]
Proceeds from Convertible Debt						$ 191,965
Accrued interest						$ 15,729
Shares issued						150,000
Amount of debt forgiven						$ 57,694
Debt Instrument, Convertible, Conversion Price						$ 0.132
Debt Conversion, Converted Instrument, Shares Issued						1,136,364
Exercise price of warrants						$ 0.396
Financing Arrangements [Member]
Short-term Debt [Line Items]
Interest rate													9.40%					7.00%
Accrued interest													$ 4,703
Promissory Note Agreement With Its Bank [Member]
Short-term Debt [Line Items]
Interest rate							1.00%
Promissory note							$ 123,318
Promissory Note Agreement With Its Bank [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Forgiven promissory note					$ 123,318
Notes Payables [Member]
Short-term Debt [Line Items]
Accrued interest									27,760		27,760		$ 0
Interest expense									$ 23,666	$ 1,405	$ 53,784	$ 6,110
V C V C L L C [Member] | Unsecured Debt [Member]
Short-term Debt [Line Items]
Interest rate															4.00%
Proceeds from Issuance of Unsecured Debt															$ 260,425